FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Interest Rate Collar
To mitigate interest rate risk in connection with the variable rate loans under the 2022 Credit Agreement, the Company entered into an interest rate collar with Wells Fargo Bank, N.A. (“Wells Fargo”) in October 2022 for a notional value of $160.0 million and a fixed cash payment of $0.8 million. Under the terms of the interest rate collar, the Company was required to pay Wells Fargo if the monthly SOFR-based interest fell below the defined interest rate floor of 2.55%; conversely, the Company was entitled to receive payment from Wells Fargo if the monthly SOFR-based interest rate rose above the defined interest rate cap of 5.25%. Settlement in cash occurred monthly, if contractually required, until termination of the agreement, which occurred in October 2024. As of December 31, 2024, the Company no longer had an interest rate collar.
This derivative instrument has not been designated for hedge accounting, therefore the change in fair value is recognized in current period earnings. The fair value of these contracts, included in other non-current assets was zero and $0.1 million as of December 31, 2024 and December 31, 2023, respectively. The non-cash gain from the change in fair value was $0.1 million during the year ended December 31, 2024, recognized in other expenses, net. The non-cash losses from the change in fair value during the year ended December 31, 2023 and from July 28, 2022 to December 31, 2022 were $0.1 million and $0.6 million, respectively, and are recognized in other expenses, net. Receipts of $0.1 million were exchanged on the interest rate collar contract during each year ended December 31, 2024 and year ended December 31, 2023. No payments or receipts were exchanged on the interest rate collar contract during the period from July 28, 2022 to December 31, 2022 aside from the initial fixed cash payment of $0.8 million.
Warrant Liabilities
Pursuant to Waldencast’s IPO, the Company issued 11,499,950 Public Warrants to third-party investors. Simultaneously with the closing of the IPO, Waldencast completed the private sale of 5,933,333 warrants (the “Sponsor Warrants”) to the Sponsor. Also, in connection with the IPO, on February 22, 2021, Waldencast, the Sponsor and Zeno Investment Master Fund (f/k/a Dynamo Master Fund, a member of the Sponsor (“Zeno”), entered into a Forward Purchase Agreement (the “Sponsor FPA”), which was subsequently amended by the assignment and assumption agreement entered into by and between the Sponsor and Burwell Mountain Trust (“Burwell”) on December 20, 2021. Under the assignment and assumption agreement, Sponsor assigned, and Burwell assumed, all of the Sponsor’s rights and benefits under the Sponsor FPA, pursuant to which, Burwell and Zeno committed to subscribe for and purchase 16,000,000 Waldencast Class A ordinary shares and 5,333,333 warrants (the “Sponsor FPA Warrants”) in connection with the closing of the Business Combination. In addition, Waldencast and Beauty Ventures LLC (“Beauty Ventures”) entered into a Forward Purchase Agreement on March 1, 2021 (the “Third-Party FPA”, and
together with the Sponsor FPA, the “FPAs”), pursuant to which Beauty Ventures committed to subscribe for and purchase up to 17,300,000 Class A ordinary shares and 5,766,666 warrants (the “Third-Party FPA Warrants” and together with the Sponsor FPA Warrants, the “FPA Warrants”) for an aggregate commitment amount of $173.0 million, in connection with the closing of Waldencast’s initial business combination. Finally, in connection with the Business Combination, Waldencast issued 1,000,000 warrants to settle $1.5 million working capital loans with its Sponsor, the terms of which are identical to the Sponsor FPA Warrants (the “Sponsor Loan Warrants”). The Sponsor Loan Warrants and Third-Party FPA Warrants are collectively referred to as the “Private Placement Warrants.”
As of December 31, 2024, all of the above-noted warrants, totaling 29,533,282, remained issued and outstanding. The Company recognized a gain of $23.6 million, a loss of $10.3 million, and a gain of $6.8 million from the change in fair value of the Public Warrants and Private Placement Warrants in the Company’s consolidated statements of operations and comprehensive loss during the year ended December 31, 2024, during the year ended December 31, 2023, and for the period from July 28, 2022 to December 31, 2022, respectively.
Following the Domestication, Public Warrants and Private Placement Warrants each entitle the holder to purchase one share of the Company’s Class A ordinary shares at an exercise price of $11.50 per share. Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued and only whole warrants can trade. The Public Warrants became exercisable 30 days after the completion of the Business Combination. The Public Warrants will expire June 27, 2027 or earlier upon redemption or liquidation.
The Company may redeem the Public Warrants:
–in whole and not in part;
–upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption, based on the redemption date and the “fair market value” of the Class A ordinary shares;
–at a price of $0.01 per warrant if, and only if, the reported last sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted);
–at a price of $0.01 per warrant if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted); and
–if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
The exercise price and number of Class A ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.
The terms of the Third-Party FPA Warrants are identical to the Public Warrants. The Sponsor Loan Warrants and Sponsor FPA Warrants are also identical to the Public Warrants, except that they and the Class A ordinary shares issuable upon the exercise of such warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Sponsor Loan Warrants and Sponsor FPA Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees, thereafter they will be redeemable by the Company and exercisable by such holders on the same basis as Public Warrants.